Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,786,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,351.45
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,351.45
Narrative - Max Aggregate Offering Price	$ 9,786,000.00
Final Prospectus	true